                                PPM AMERICA FUNDS

                               SEMI-ANNUAL REPORT


                       FOR THE PERIOD ENDED JUNE 30, 1999

                                PPM AMERICA FUNDS
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 1999


                                                                          PPM AMERICA             PPM AMERICA            PPM AMERICA
                                                                             VALUE                 SMALL CAP              HIGH YIELD
                                                                          EQUITY FUND          VALUE EQUITY FUND           BOND FUND
                                                                          -----------          -----------------           ---------

ASSETS
Investments in securities, at cost ..............................          $ 25,472,001          $ 25,285,965          $ 24,150,361
                                                                           ============          ============          ============

Investments in securities, at value .............................          $ 26,175,369          $ 25,556,085          $ 24,082,662
Cash ............................................................                  --                    --                    --
Receivables:
Dividends and interest ..........................................                12,510                15,904               474,321
Investment securities sold ......................................                  --                    --                 556,000
Reimbursement from Adviser ......................................                 5,054                 4,662                10,426
Other assets ....................................................                 3,032                 2,193                   178
                                                                           ------------          ------------          ------------
TOTAL ASSETS ....................................................            26,195,965            25,578,844            25,123,587
                                                                           ------------          ------------          ------------

LIABILITIES
Payables:
Investment advisory fees ........................................                 6,378                 9,734                10,240
Investment securities purchased .................................               126,070                  --                 100,000
Other liabilities ...............................................                 8,874                 8,499                10,216
                                                                           ------------          ------------          ------------
TOTAL LIABILITIES ...............................................               141,322                18,233               120,456
                                                                           ------------          ------------          ------------
NET ASSETS ......................................................          $ 26,054,643          $ 25,560,611          $ 25,003,131
                                                                           ============          ============          ============

NET ASSETS CONSISTS OF:
Paid-in capital .................................................          $ 25,104,550          $ 25,007,114          $ 25,000,000
Undistributed net investment income .............................                49,701                72,004               121,769
Accumulated net realized gain on investments ....................               197,024               211,373               (50,939)
Net unrealized appreciation (depreciation)
   on investments ...............................................               703,368               270,120               (67,699)
                                                                           ------------          ------------          ------------
NET ASSETS ......................................................          $ 26,054,643          $ 25,560,611          $ 25,003,131
                                                                           ============          ============          ============

TOTAL SHARES OUTSTANDING, NO PAR VALUE,
UNLIMITED SHARES AUTHORIZED .....................................             4,585,962             4,936,791             5,000,000
                                                                           ============          ============          ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER SHARE .......................................................          $       5.68          $       5.18          $       5.00
                                                                           ============          ============          ============


                      See notes to the financial statement.

                                PPM AMERICA FUNDS
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999


                                                                                 PPM AMERICA         PPM AMERICA        PPM AMERICA
                                                                                    VALUE             SMALL CAP          HIGH YIELD
                                                                                 EQUITY FUND       VALUE EQUITY FUND     BOND FUND *
                                                                                 ------------      -----------------    ------------

INVESTMENT INCOME
Dividends ..............................................................          $  67,320           $ 117,845           $    --
Interest ...............................................................             12,364              10,216             135,168
                                                                                  ---------           ---------           ----------
Total investment income ................................................             79,684             128,061             135,168
                                                                                  ---------           ---------           ----------

EXPENSES
Investment advisory fees ...............................................             23,986              45,865              10,240
Custodian fees .........................................................              2,308               2,465                 407
Portfolio accounting fees ..............................................             14,588              15,428               2,405
Professional fees ......................................................              8,905               8,977               7,672
Registration fees ......................................................              5,174               5,174               1,464
Transfer agent fees ....................................................              9,917               9,917               1,315
Other ..................................................................              3,603               3,795                 322
                                                                                  ---------           ---------           ----------
TOTAL OPERATING EXPENSES ...............................................             68,481              91,621              23,825
Less reimbursement from Adviser ........................................            (38,498)            (35,564)            (10,426)
                                                                                  ---------           ---------           ----------
NET EXPENSES ...........................................................             29,983              56,057              13,399
                                                                                  ---------           ---------           ----------
NET INVESTMENT INCOME ..................................................             49,701              72,004             121,769
                                                                                  ---------           ---------           ----------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on investments ................................            197,024             211,373             (50,939)
Net change in unrealized appreciation (depreciation)
on investments .........................................................            645,235            (107,430)            (67,699)
                                                                                  ---------           ---------           ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) .............................            842,259             103,943            (118,638)
                                                                                  ---------           ---------           ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS ........................................................          $ 891,960           $ 175,947           $   3,131
                                                                                  =========           =========           ==========

--------------------------------------------------------------------------------
*    For the period beginning June 7, 1999 (commencement of operations).


                      See notes to the financial statement.

                                PPM AMERICA FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)



                                                           PPM AMERICA                      PPM AMERICA              PPM AMERICA
                                                              VALUE                          SMALL CAP                HIGH YIELD
                                                           EQUITY FUND                   VALUE EQUITY FUND             BOND FUND
                                               ----------------------------------  --------------------------------  ---------------
                                                                   Period from                        Period from      Period from
                                                  Six months       December 23,       Six months      December 23,       June 7,
                                                     ended           1998* to           ended           1998* to        1999* to
                                                   June 30,        December 31,        June 30,        December 31,      June 30,
                                                     1999              1998              1999              1998            1999
                                               -----------------  ---------------  ----------------  -------------   ---------------
OPERATIONS
Net investment income .........................    $     49,701     $      5,335     $     72,004     $      8,369     $    121,769
Net realized gain (loss) on investments .......         197,024             --            211,373             --            (50,939)
Net change in unrealized appreciation
(depreciation) on investments .................         645,235           58,133         (107,430)         377,550          (67,699)
                                                   ------------     ------------     ------------     ------------     ------------

Net increase in net assets
from operations ...............................         891,960           63,468          175,947          385,919            3,131
                                                   ------------     ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ....................            --             (5,335)            --             (8,369)            --
From net realized gains on investments ........            --               --               --               --               --
                                                   ------------     ------------     ------------     ------------     ------------
Total distributions to shareholders ...........            --             (5,335)            --             (8,369)            --
                                                   ------------     ------------     ------------     ------------     ------------

SHARE TRANSACTIONS
Proceeds from the sale of shares ..............      20,000,000        5,100,000       15,000,000       10,000,000       25,000,000
Reinvestment of distributions .................            --              5,335             --              8,369             --
Cost of shares redeemed .......................            (785)            --             (1,255)            --               --
                                                   ------------     ------------     ------------     ------------     ------------
Net increase in net assets from share
transactions ..................................      19,999,215        5,105,335       14,998,745       10,008,369       25,000,000
                                                   ------------     ------------     ------------     ------------     ------------

NET INCREASE IN NET ASSET .....................      20,891,175        5,163,468       15,174,692       10,385,919       25,003,131
                                                   ------------     ------------     ------------     ------------     ------------

NET ASSETS BEGINNING OF PERIOD ................       5,163,468             --         10,385,919             --               --
                                                   ============     ============     ============     ============     ============

NET ASSETS END OF PERIOD ......................    $ 26,054,643     $  5,163,468     $ 25,560,611     $ 10,385,919     $ 25,003,131
                                                   ============     ============     ============     ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ...........    $     49,701     $       --       $     72,004     $       --       $    121,769
                                                   ============     ============     ============     ============     ============

-----------------------------------
*   Commencement of operations.

                     See notes to the financial statements.

                                PPM AMERICA FUNDS
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                           PPM AMERICA                      PPM AMERICA              PPM AMERICA
                                                              VALUE                          SMALL CAP                HIGH YIELD
                                                           EQUITY FUND                   VALUE EQUITY FUND             BOND FUND
                                               ----------------------------------  --------------------------------  ---------------
                                                                   Period from                        Period from      Period from
                                                  Six months       December 23,       Six months      December 23,       June 7,
                                                     ended           1998* to           ended           1998* to        1999* to
                                                   June 30,        December 31,        June 30,        December 31,      June 30,
                                                     1999              1998              1999              1998            1999
                                               -----------------  ---------------  ----------------  -------------   ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ............     $        5.06   $       5.00    $        5.19    $        5.00    $      5.00
INCOME FROM OPERATIONS
Net investment income ...........................              0.01           0.01             0.02             0.01           0.02
Net realized and unrealized gains
   (losses) on investments ......................              0.61           0.06            (0.03)            0.19          (0.02)
                                                      -------------   ------------    -------------    -------------    -----------
Total income (loss) from operations .............              0.62           0.07            (0.01)            0.20             --
                                                      -------------   ------------    -------------    -------------    -----------

LESS DISTRIBUTIONS
From net investment income ......................                --          (0.01)              --            (0.01)            --
From net realized gains on investment
   transactions .................................                --             --               --               --             --
                                                      -------------   ------------    -------------    -------------    -----------
Total distributions .............................                --          (0.01)              --            (0.01)            --
                                                      -------------   ------------    -------------    -------------    -----------
Net increase (decrease) .........................              0.62           0.06            (0.01)            0.19             --
                                                      -------------   ------------    -------------    -------------    -----------

NET ASSET VALUE, END OF PERIOD ..................     $        5.68   $       5.06    $        5.18    $        5.19    $      5.00
                                                      =============   ============    =============    =============    ===========
TOTAL RETURN (a) ................................             12.25%          1.24%           (0.19)%           3.86%          0.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ........     $      26,055   $      5,163    $      25,561    $      10,386    $    25,003
Ratio of net operating expenses to
   average net assets (b) .......................              1.00%          1.00%            1.10%            1.10%          0.85%

Ratio of net investment income to
   average net assets (b) .......................              1.66%          4.76%            1.41%            3.81%          7.73%

Portfolio turnover ..............................             14.13%            --            38.84%              --          14.04%

RATIO INFORMATION ASSUMING NO EXPENSES
    REIMBURSEMENT:
Ratio of expenses to average net
   assets (b) ...................................              2.30%          5.42%            1.80%            3.26%          1.51%

Ratio of net investment income to
   average net assets (b) .......................              0.36%          0.34%            0.71%            1.65%          7.07%


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                PPM AMERICA FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     PPM America Funds (the "Trust") is an open-end management investment company comprised of PPM America Value Equity Fund, PPM America Small Cap Value Equity Fund and PPM America High Yield Bond Fund (collectively the "Funds"). The Trust is organized under the laws of Massachusetts. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

     SECURITY VALUATION -- Equity securities listed on a U.S. securities exchange or NASDAQ National Market for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed equity securities and listed U.S. equity securities not traded on the valuation date or for which market quotations are not readily available, and securities, the value of which have been materially affected by events, occurring after the close of the market on which they principally trade, are determined in good faith at a fair value using methods approved by the Board of Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the date purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

     UNREGISTERED SECURITIES -- A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. Unregistered and other illiquid securities are limited to 15% of the net assets of a Fund.

     REPURCHASE AGREEMENTS -- A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Funds normally declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. A Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and char-acterization of certain income and capital gain dist-ributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
                                PPM AMERICA FUNDS
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     Each Fund has an investment advisory agreement with PPM America, Inc. ("PPM America"). As compensation for management services rendered, each Fund pays an advisory fee, calculated daily and paid monthly, based on average daily net assets, at the annual rate of 0.80% for the PPM America Value Equity Fund, 0.90% for the PPM America Small Cap Value Equity Fund and 0.65% for the PPM America High Yield Bond Fund.

     Jackson National Financial Services, LLC ("JNFS"), an affiliate, provides accounting and administrative services to the Funds. For its services, JNFS is paid $27,000 per Fund per year plus 0.04% of the average daily net assets of each Fund.

     PPM America has voluntarily agreed to reimburse each of the Funds for total annual operating expenses (excluding advisory fees) which exceed 0.20% of the Fund's average daily net assets. These voluntary reimbursements may be modified or discontinued at any time.

     Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received $4,000 in compensation from the Trust for the period ended June 30, 1999.

     The Trust's distributor is National Planning Corporation, an affiliate.

     Prudential Corporation plc, an affiliate of the advisor, owns substantially all of the outstanding shares of the Trust.

NOTE 4.  SECURITY  TRANSACTIONS

     During the period ended June 30, 1999, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):


                                                                                 COST OF             PROCEEDS FROM SALES
                                                                                PURCHASES               AND MATURITIES
                                                                                ---------               --------------
PPM America Value Equity Fund................................................... $ 21,192                      $ 1,164
PPM America Small Cap Value Equity Fund.........................................   17,810                        2,853
PPM America High Yield Bond Fund................................................   24,594                        1,691


     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of June 30, 1999, were as follows (in thousands):


                                                       TAX               GROSS              GROSS              UNREALIZED
                                                       COST           UNREALIZED          UNREALIZED          APPRECIATION
                                                      BASIS          APPRECIATION        DEPRECIATION        (DEPRECIATION)
                                                      -----          ------------        ------------        --------------
PPM America Value Equity Fund ................     $  25,472            $    1,113           $   (410)            $    703
PPM America Small Cap Value Equity Fund ......        25,286                 1,314             (1,044)                 270
PPM America High Yield Bond Fund..............        24,150                    67               (135)                 (68)

NOTE 5.  FUND TRANSACTIONS

     Transactions of fund shares for the period ended June 30, 1999, were as follows:

                                                                    SHARES       DISTRIBUTIONS      SHARES          NET
                                                                  PURCHASED       REINVESTED       REDEEMED      INCREASE
                                                                  ---------       ----------       --------      --------
PPM America Value Equity Fund ................................     3,565,063            --          (155)        3,564,908
PPM America Small Cap Value Equity Fund ......................     2,935,420            --          (242)        2,935,178
PPM America High Yield Bond Fund..............................     5,000,000            --           --          5,000,000

     Transactions of fund shares for the period ended December 31, 1998, were as follows:

                                                                    SHARES       DISTRIBUTIONS      SHARES          NET
                                                                  PURCHASED       REINVESTED       REDEEMED      INCREASE
                                                                  ---------       ----------       --------      --------
PPM America Value Equity Fund ................................     1,020,000            1,054          --        1,021,054
PPM America Small Cap Value Equity Fund ......................     2,000,000            1,613          --        2,001,613

                          PPM AMERICA VALUE EQUITY FUND

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999


                                                        MARKET
                                            SHARES       VALUE
                                            ------       -----
COMMON STOCKS - 99.43%

AEROSPACE & DEFENSE - 3.76%
   Lockheed Martin Corp. ..............     14,900   $ 555,025
    United Technologies Corp. .........      6,000     430,125
                                                     -----------
                                                       985,150

APPAREL - 3.55%
   Liz Claiborne Inc. .................      9,900     361,350
   V.F. Corp. .........................     13,300     568,575
                                                     -----------
                                                       929,925

AUTO MANUFACTURERS - 3.88%
   Ford Motor Co. .....................      8,300     468,431
   General Motors Corp. ...............      8,300     547,800
                                                     -----------
                                                     1,016,231

AUTO PARTS & EQUIPMENT - 2.01%
   TRW Inc. ...........................      9,600     526,810

BANKS - 7.61%
   Bank of America Corp. ..............      7,300     535,181
   Chase Manhattan Corp. ..............      6,400     554,400
   KeyCorp ............................     15,600     501,150
   Union Planters Corp. ...............      9,000     402,187
                                                     -----------
                                                     1,992,918

CHEMICALS - 3.44%
   Dow Chemical Co. ...................      3,300     418,688
   Rohm & Haas Co. ....................     11,200     480,200
                                                     -----------
                                                       898,888

COMPUTERS - 3.10%
   Adaptec Inc. (a) ...................     11,600     409,625
   International Business Machines
   Corp. ..............................      3,100     400,675
                                                     -----------
                                                       810,300

ELECTRIC - 3.85%
   FirstEnergy Corp. ..................     16,300     505,300
   GPU Inc. ...........................     11,900     502,031
                                                     -----------
                                                     1,007,331

ELECTRONICS - 1.91%
   Parker-Hannifin Corp. ..............     10,900     498,675

FOREST PRODUCTS & PAPER - 3.91%
   Fort James Corp. ...................     13,700     518,888
   Mead Corp. .........................     12,100     505,175
                                                     -----------
                                                     1,024,063

HEALTH CARE - 2.17%
   Columbia/HCA Healthcare Corp. ......     24,900     568,035

INSURANCE - 7.28%
   Aetna Inc. .........................      4,200     375,638
   American Financial Group Inc. ......      7,500     255,469
   American General Corp. .............      3,500     263,813
   CIGNA Corp. ........................      5,600     498,400
   Hartford Financial Services Group
   Inc. ...............................      8,800     513,150
                                                     -----------
                                                     1,906,470

                                                        MARKET
                                            SHARES       VALUE
                                            ------       -----
COMMON STOCKS (CONTINUED)

IRON & STEEL - 2.03%
   Nucor Corp. ........................     11,200   $ 531,300

LEISURE TIME - 1.21%
   Brunswick Corp. ....................     11,400     317,775

METALS & MINING - 2.01%
   Phelps Dodge Corp. .................      8,500     526,469

MANUFACTURING - 6.59%
   Cooper Industries Inc...............      7,300     379,600
   ITT Industries Inc. ................      9,900     377,437
   PPG Industries Inc. ................      8,000     472,500
   Tenneco Inc. .......................     20,700     494,213
                                                     -----------
                                                     1,723,750

OFFICE & BUSINESS EQUIPMENT - 1.60%
   Harris Corp. .......................     10,700     419,306

OIL & GAS PRODUCERS - 6.86%
   Ashland Inc. .......................     11,500     461,437
   Chevron Corp. ......................      4,100     390,269
   Occidental Petroleum Corp. .........     22,700     479,537
   Phillips Petroleum Co. .............      9,200     462,875
                                                     -----------
                                                     1,794,118

RETAIL - 6.37%
   Federated Department Stores Inc.
   (a) ................................     11,100     587,606
   Kmart Corp. (a).....................     35,900     590,106
   Sears, Roebuck and Co. .............     11,000     490,188
                                                     -----------
                                                     1,667,900

SAVINGS & LOANS - 5.39%
   Charter One Financial Inc. .........     18,700     520,094
   Sovereign Bancorp Inc...............     27,000     327,375
   Washington Mutual Inc. .............     15,900     562,463
                                                     -----------
                                                     1,409,932

SOFTWARE - 2.44%
   Computer Associates International
   Inc. ...............................     11,600     638,000

TELECOMMUNICATIONS - 11.26%
   AT&T Corp. .........................      4,700     262,319
   Bell Atlantic Corp. ................      8,600     562,224
   GTE Corp. ..........................      7,300     552,975
   SBC Communications Inc. ............     10,600     614,800
   Sprint Corp. .......................      7,200     380,250
   US West Inc. .......................      9,800     575,750
                                                     -----------

                                                     2,948,318

TOBACCO - 3.25%
   Philip Morris Cos. Inc. ............     11,000     442,063
   RJR Nabisco Holdings Corp. .........     13,000     409,500
                                                     -----------
                                                       851,563

                     See notes to the financial statements.

                         PPM AMERICA VALUE EQUITY FUND

                                                        MARKET
                                            SHARES       VALUE
                                            ------       -----
COMMON STOCKS (CONTINUED)

TRANSPORTATION -3.95%
   Burlington Northern Santa Fe Corp.       14,900   $ 461,900
   CSX Corp. ..........................     12,600     570,938
                                                     -----------

                                                     1,032,838
                                                     -----------

    Total Common Stocks
        (cost $25,322,697) ............             26,026,065
                                                     -----------




                                                        MARKET
                                            SHARES       VALUE
                                            ------       -----
SHORT TERM INVESTMENTS - 0.57%

MONEY MARKET FUND - 0.57%
  Dreyfus Treasury Cash Management Plus
    Fund, 4.88% (b) ...................    149,304     149,304
                                                     -----------

    Total Short Term Investments
        (cost $149,304) ...............                149,304
                                                     -----------

TOTAL INVESTMENTS - 100%
  (cost $25,472,001)...................            $26,175,369
                                                   =============

--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.




                     See notes to the financial statements.

                     PPM AMERICA SMALL CAP VALUE EQUITY FUND

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999


                                                        MARKET
                                            SHARES       VALUE
                                            ------       -----
COMMON STOCKS - 99.41%

AEROSPACE & DEFENSE - 6.34%
   Alliant Techsystems Inc. (a) .......      7,600   $ 657,400
   Gencorp Inc. .......................     38,100     962,025
                                                    ------------
                                                     1,619,425

APPAREL - 7.47%
   Columbia Sportswear Co. (a) ........     45,400     698,025
   Garan Inc. .........................     16,500     530,062
     Nautica Enterprises Inc. (a)......     40,300     680,062
                                                    ------------
                                                     1,908,149

AUTO PARTS & EQUIPMENT - 3.00%
   Superior Industries International
   Inc. ...............................     28,100     767,481

BANKS - 8.28%
   CCB Financial Corp. ................      7,100     375,412
   GBC Bancorp ........................     12,600     255,150
   Hudson United Bancorp...............     21,700     664,562
   Peoples Heritage Financial Group
   Inc. ...............................     43,700     822,106
                                                    ------------
                                                     2,117,230

CHEMICALS - 2.43%
   Ferro Corp. ........................     22,600     621,500

COMMERICAL SERVICES - 2.25%
   Franklin Covey Co. (a) .............     78,000     575,250

COMPUTERS - 5.41%
   Adaptec Inc. (a) ...................     15,200     536,750
   Banctec Inc. (a) ...................     21,400     383,863
    Symantec Corp. (a).................     18,100     461,550
                                                    ------------

                                                     1,382,163

ELECTRIC - 3.74%
   Black Hills Inc. ...................     19,500     450,938
   Sierra Pacific Resources ...........     13,900     505,613
                                                    ------------
                                                       956,551

HAND & MACHINE TOOLS - 3.21%
   Kennametal Inc. ....................     26,500     821,500

HEALTH CARE - 2.56%
    Triad Hospitals Inc. (a) ..........     48,400     653,400

HOME BUILDERS - 2.43%
   Champion Enterprises Inc. (a) ......     33,400     622,075

HOUSEWARES - 2.51%
   National Presto Industries Inc. ....     16,800     642,600

INSURANCE - 6.99%
   American Financial Group Inc. ......     18,400     626,750
   Fremont General Corp. ..............     40,300     760,662
   Reliastar Financial Corp. ..........      9,100     398,125
                                                    ------------
                                                     1,785,537

                                                        MARKET
                                            SHARES       VALUE
                                            ------       -----
COMMON STOCKS (CONTINUED)

IRON & STEEL - 6.72%
   AK Steel Holding Corp. .............     38,200   $ 859,500
   Cleveland-Cliffs Inc. ..............     26,500     857,938
                                                    ------------
                                                     1,717,438

LEISURE TIME - 2.74%
   Brunswick Corp. ....................     25,100     699,663

MACHINERY - 9.50%
   Esterline Technologies Corp. (a) ...     65,700     944,437
     Flowserve Corp. ..................     36,100     683,644
     Tecumsah Products Co. ............     13,200     799,425
                                                    ------------
                                                     2,427,506
MEDIA - 2.33%
   Central Newspapers Inc. - Class A ..     15,800     594,475

MANUFACTURING - 2.97%
   Lancaster Colony Corp. .............     22,000     759,000

OIL & GAS PRODUCERS - 6.81%
   Peoples Energy Corp. ...............     13,200     497,475
   Ultramar Diamond Shamrock Corp. ....     38,100     831,056
   WD-40 Co. ..........................     16,500     412,500
                                                    ------------
                                                     1,741,031

OFFICE FURNISHING - 2.83%
     Steelcase Inc. ...................     36,100     722,000

RETAIL - 0.97%
   Sbarro Inc.(a) .....................      9,200     248,975

SAVINGS & LOANS - 2.90%
   Sovereign Bancorp Inc. .............     61,100     740,838

TRANSPORTATION - 5.02%
   Frozen Food Express Industries Inc.      72,300     551,288
   Gatx Corp. .........................     19,200     730,800
                                                    ------------
                                                     1,282,088
                                                    ------------

    Total Common Stocks
        (cost $25,135,755) ............             25,405,875
                                                    ------------


SHORT TERM INVESTMENTS - 0.59%

MONEY MARKET FUND - 0.59%
  Dreyfus Treasury Cash Management
      Plus Fund, 4.88% (b) ............    150,210     150,210
                                                    ------------

    Total Short Term Investments
      (cost $150,210) .................                150,210
                                                    ------------

TOTAL INVESTMENTS - 100%
  (cost $25,285,965) ..................            $25,556,085
                                                   =============


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.


                     See notes to the financial statements.

                        PPM AMERICA HIGH YIELD BOND FUND

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 1999

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
CORPORATE BONDS - 92.77%

AEROSPACE & DEFENSE - 2.04%
   Fairchild Corp., (144a), 10.75%,
      04/15/2009 ................... $ 500,000   $ 491,250

BUILDING MATERIALS - 9.77%
   Brand Scaffold Services, 10.25%,
       02/15/2008...................   500,000     489,375
   Juno Light Inc., (144a),
        11.875%,
        07/01/2009..................   400,000     403,000
   NCI Building Systems Inc.,
   (144a),
       9.25%, 05/01/2009 ...........   500,000     498,750
   Nortek Inc., 9.125%, 09/01/2007 .   500,000     497,500
   Schuff Steel Co., 10.50%,
   06/01/2008.......................   500,000     463,750
                                                ------------
                                                 2,352,375
CHEMICALS - 2.16%
   Lyondell Chemical Co., (144a),
      10.875%, 05/01/2009...........   500,000     520,000

COMMERCIAL SERVICES - 4.09%
   Flag Ltd., 8.25%, 01/30/2008 ....   500,000     471,250
   Marsulex Inc., 9.625%, 07/01/2008   500,000     513,125
                                                ------------
                                                   984,375

DIVERSIFIED FINANCIAL SERVICES -
2.02%
   DVI Inc, 9.875%, 02/01/2004 .....   500,000     486,250

ELECTRICAL COMPONENTS & EQUIPMENT -
3.90%
   Hadco Corp., (Step-Up Bond),
       9.50%, 06/15/2008 (a)........   500,000     438,750
   Integrated Circuit Systems,
       (144a), 11.50%, 05/15/2009...   500,000     500,000
                                                ------------
                                                   938,750

ENTERTAINMENT - 7.35%
   Horseshoe Gaming Holdings,
     (144a), 8.625%, 05/15/2009.....   500,000     483,750
   Imax Corp., 7.875%, 12/01/2005...   500,000     470,000
   Lady Luck Gaming, 11.875%,
      03/01/2001....................   315,000     318,938
   Waterford Gaming LLC/FIN,
     (144a), 9.50%, 03/15/2010......   500,000     498,750
                                                ------------
                                                 1,771,438

FOOD - 4.28%
   Agrilink Foods Inc., 11.875%,
        11/01/2008..................   500,000     516,250
   National Wine & Spirits,
        (144a), 10.125%, 01/15/2009.   500,000     513,750
                                                ------------
                                                 1,030,000

HAND & MACHINE TOOLS - 2.01%
   Applied Power Inc., 8.75%,
          04/01/2009................   500,000     483,750

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
CORPORATE BONDS (CONTINUED)

HEALTH CARE - 6.11%
   Lifepoint Hospitals Holdings,
   (144a), 10.75%, 05/15/2009....... $ 500,000  $  508,750
   Tenet Healthcare Corp., 8.125%,
   12/01/2008....................... 1,000,000     962,500
                                                ------------
                                                 1,471,250

HOLDING COMPANIES - DIVERSIFIED -
3.70%
   Crown Castle International
   Corp., (Step- Up Bond),10.375%,
   05/15/2011 (a)...................   750,000     437,812
   Knology Holdings Inc., (Step-Up
   Bond), 11.88%, 10/15/2007 (a)....   750,000     453,750
                                                ------------
                                                   891,562

LODGING - 1.90%
    HMH Properties, 7.875%,
        08/01/2008..................   500,000     458,750

MANUFACTURING - 5.93%
   Prestolite Electric Inc.,
        9.625%, 02/01/2008..........   500,000     485,000
   Repap New Brunswick,  9.00%,
        06/01/2004..................   500,000     462,500
   Windmere-Durable Holdings,
        10.00%, 07/31/2008..........   500,000     480,000
                                                ------------
                                                  1,427,500

MEDIA - 6.16%
   Echostar DBS Corp., (144a),
     9.375%, 02/01/2009 ............ 1,000,000   1,020,000
   Fox Family Worldwide Inc.,
     9.25%, 11/01/2007..............   500,000     463,750
                                                ------------
                                                  1,483,750

OFFICE & BUSINESS EQUIPMENT - 1.96%
   General Binding Corp., 9.375%,
        06/01/2008..................    500,000     473,125

PACKAGING & CONTAINERS - 4.18%
   Packaging Corp. of America,
     (144a), 9.625%, 04/01/2009.....   500,000     503,750
   Riverwood International,
         10.25%, 04/01/2006.........   500,000     503,750
                                                ------------
                                                  1,007,500

RETAIL - 3.97%
   Apcoa Inc., 9.25%,  03/15/2008...   500,000     465,625
   JoAnn Stores Inc., (144a),
         10.375%, 05/01/2007........   500,000     490,000
                                                ------------
                                                    955,625

SOFTWARE - 2.08%
   PSINet Inc., Series B,
         10.00%, 02/15/2005.........   500,000     500,000

                     See notes to the financial statements.

                        PPM AMERICA HIGH YIELD BOND FUND

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS - 19.16%
   Hyperion Telecommunications,
        (144a), 12.00%, 11/01/2007.. $ 500,000  $  506,250
   KMC Telecommunications Holdings.
        Inc., (144a), 13.50%,
        05/15/2009..................   500,000     499,375
   Level 3 Communications Inc.,
        9.125%, 05/01/2008..........   500,000     492,500
   Metronet Communications,
        (Step-Up Bond), 9.95%,
        06/15/2008 (a)..............   750,000     557,812
   Nextel Communications, (Step-Up
        Bond), 10.75%, 02/15/2008
        (a).........................   750,000     518,438
   Nextlink Communications,
        10.75%, 06/01/2009..........   500,000     512,500
   Primus Telecommunications Group,
        (144a), 11.25%, 01/15/2009..   500,000     515,000
   Rogers Cablesystems LTD, 10.00%,
        12/01/2007..................   500,000     538,750
   RSL Communications PLC, (144a),
        9.875%, 11/15/2009..........   500,000     473,750
                                                ------------
                                                 4,614,375
                                                ------------

                Total Corporate Bonds
                (Cost $22,390,480)..            22,341,625
                                                ------------

                                     PRINCIPAL      MARKET
                                        AMOUNT       VALUE
                                        ------       -----
GOVERNMENT SECURITIES - 1.86%

ARGENTINA - 1.86%
      Republic of Argentina,
           11.75%, 04/07/2009....... $ 500,000  $  448,750
                                                ------------

               Total Government
               Securities
                  (Cost $467,594)...               448,750
                                                ------------

SHORT TERM INVESTMENTS - 5.37%

MONEY MARKET FUNDS - 5.37%
   Dreyfus Treasury Cash Management
          Plus Fund, 4.88% (b)...... 1,249,502   1,249,502
   Dreyfus Government Cash
          Management Fund, 4.68%,
          (b).......................    42,785      42,785
                                                ------------

     Total Short Term Investments
       (cost $1,292,287) ...........             1,292,287
                                                ------------

TOTAL INVESTMENTS -- 100%
   (cost $ 24,150,361)..............            $24,082,662
                                                ============

--------------------------------------------------------------------------------
(a) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1999.

                     See notes to the financial statements.